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                                SEI LIQUID ASSET TRUST
                              STATEMENT OF CERTIFICATION
                                PURSUANT TO RULE 497(j)

SEI Liquid Asset Trust (the "Trust") hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (File Nos. 2-73428 and 811-3231) which was filed electronically on October 29, 2003 (Accession No. 0001047469-03-034716).

SEI Liquid Asset Trust

By:  /s/ William E. Zitelli, Jr.
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Title:  Vice President & Assistant Secretary
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Date:   November 3, 2003
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